CONSOLIDATED STATEMENTS OF CASH FLOWS - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net income for the year	R$ 15,558,938	R$ 2,388,054	R$ 1,216,887
Adjustments to reconcile net income for the year to net cash provided by operating activities
Depreciation and amortization	2,658,561	2,499,104	2,074,295
Impairment of assets	0	411,925	0
Equity in earnings of unconsolidated companies	(563,158)	(152,569)	17,050
Exchange variation, net	108,373	204,291	247,555
Gains and losses on derivative financial instruments, net	(17,928)	774	15,118
Post-employment benefits	255,477	203,689	165,487
Long-term incentive plans	65,289	62,801	43,895
Income tax	4,713,630	1,107,624	457,833
(Gains) Losses on disposal of property, plant and equipment	(77,417)	(18,482)	2,129
Results in operations with subsidiary and joint ventures	162,913	0	0
Impairment of financial assets	(357)	64,132	21,044
Provision (reversal) of tax, civil, labor and environmental liabilities, net	125,641	477,518	38,417
Tax credits recovery	(1,182,082)	(1,358,744)	(402,499)
Interest income on short-term investments	(170,671)	(99,359)	(72,784)
Interest expense on loans	1,059,841	1,022,460	938,120
Interest on loans with related parties	(6,089)	(8,277)	(4,767)
(Reversal) Provision for net realisable value adjustment in inventory	(2,812)	(40,697)	24,665
Cash flows from operations before changes in working capital	22,688,149	6,764,244	4,782,445
Changes in assets and liabilities
(Increase) Decrease in trade accounts receivable	(1,614,047)	(527,722)	656,831
(Increase) Decrease in inventories	(7,704,329)	(428,263)	1,556,713
Increase (Decrease) in trade accounts payable	2,534,329	1,014,800	(642,699)
Decrease in other receivables	290,658	369,076	146,825
(Decrease) Increase in other payables	(317,658)	182,934	(462,906)
Dividends from joint ventures	117,438	94,937	44,037
Purchases of short-term investments	(3,010,084)	(3,224,158)	(3,676,744)
Proceeds from maturities and sales of short-term investments	3,595,212	3,924,799	521,616
Cash provided by operating activities	16,579,668	8,170,647	2,926,118
Interest paid on loans and financing	(1,100,826)	(1,079,981)	(945,027)
Interest paid on lease liabilities	(68,789)	(61,727)	(83,620)
Income and social contribution taxes paid	(2,893,120)	(621,033)	(254,679)
Net cash provided by operating activities	12,516,933	6,407,906	1,642,792
Cash flows from investing activities
Purchases of property, plant and equipment	(3,026,023)	(1,650,778)	(1,746,600)
Proceeds from sales of property, plant and equipment, investments and other intangibles	82,635	61,275	21,805
Additions in other intangibles	(166,310)	(154,250)	(100,313)
Advance for future investment in joint venture	0	0	(94,687)
Capital decrease (increase) in joint venture	113,595	(42,782)	20,344
Payment for business combination	0	(442,542)	0
Net cash used by investing activities	(2,996,103)	(2,229,077)	(1,899,451)
Cash flows from financing activities
Dividends and interest on capital paid	(5,339,426)	(274,815)	(484,173)
Proceeds from loans and financing	609,703	3,120,745	5,585,573
Repayment of loans and financing	(5,116,621)	(5,084,028)	(4,885,083)
Leasing payment	(275,854)	(247,914)	(161,824)
Intercompany loans, net	139,556	(7,777)	(64,089)
Net cash used in financing activities	(9,982,642)	(2,493,789)	(9,596)
Exchange variation on cash and cash equivalents	5,262	290,512	17,763
(Decrease) Increase in cash and cash equivalents	(456,550)	1,975,552	(248,492)
Cash and cash equivalents at beginning of year	4,617,204	2,641,652	2,890,144
Cash and cash equivalents at end of year	R$ 4,160,654	R$ 4,617,204	R$ 2,641,652